Statement of Changes in Shareholders' Deficit - 11 months ended Dec. 31, 2021 - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Preference shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 25, 2021
Balance (in Shares) at Jan. 25, 2021
Founder shares issued to initial shareholder		$ 115		24,885		25,000
Founder shares issued to initial shareholder (in Shares)		1,150,000
Sale of units through public offering	$ 400			39,999,600		40,000,000
Sale of units through public offering (in Shares)	4,000,000
Sale of over-allotment units	$ 49			4,889,811		4,889,860
Sale of over-allotment units (in Shares)	488,986
Underwriters’ discount				(897,797)		(897,797)
Underwriters’ marketing fees				(1,571,145)		(1,571,145)
Other offering expenses				(936,370)		(936,370)
Sale of private placement shares	$ 22			2,247,778		2,247,800
Sale of private placement shares (in Shares)	224,780
Forfeiture of Class B ordinary shares by initial shareholder		$ (3)		3
Forfeiture of Class B ordinary shares by initial shareholder (in Shares)		(27,753)
Conversion of Class B founder shares into Class A ordinary shares	$ 85	$ (85)
Conversion of Class B founder shares into Class A ordinary shares (in Shares)	850,000	(850,000)
Change in value of ordinary shares subject to redemption	$ (449)			(43,624,293)		(43,624,742)
Change in value of ordinary shares subject to redemption (in Shares)	(4,488,986)
Allocation of offering costs to ordinary shares subject to redemption				3,309,341		3,309,341
Accretion of carrying value to redemption value				(3,441,813)	(1,132,646)	(4,574,459)
Net loss					(1,923,605)	(1,923,605)
Balance at Dec. 31, 2021	$ 107	$ 27			$ (3,056,251)	$ (3,056,117)
Balance (in Shares) at Dec. 31, 2021	1,074,780	272,247